Financial Assets and Financial Liabilities - Summary of Current and non-current financial assets (Parenthetical) (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 4,951	€ 4,969
Investment funds [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 4,951	€ 4,969